INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Raw materials and supplies	€ 4,386	€ 5,513
Work in progress	6,038	11,098
Finished goods	5,928	8,419
Inventories	16,353	25,029
Inventory write-downs	1,052	833	€ 69
Reversals of impairment, inventories	83	23	1
Inventories recognized as expense	€ 25,026	€ 28,954	€ 9,293